UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 26.1%
Communications Equipment - 6.8%
Cisco Systems, Inc.	260,200	$12,429,754
Juniper Networks, Inc.	360,880	10,259,818
Nokia Oyj (Sponsored ADR)-Class A (a)	3,494,700	19,395,585

		42,085,157

Internet Software & Services - 0.6%
Alphabet, Inc.-Class C (b)	2,820	3,435,296

IT Services - 0.5%
Paychex, Inc.	42,590	3,119,718

Semiconductors & Semiconductor Equipment - 0.8%
QUALCOMM, Inc.	23,500	1,614,685
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	78,000	3,400,800

		5,015,485

Software - 7.8%
Microsoft Corp.	270,850	30,424,580
Oracle Corp.	363,450	17,656,401

		48,080,981

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	83,900	19,098,157
HP, Inc.	970,850	23,931,453
Xerox Corp.	575,885	16,044,156

		59,073,766

		160,810,403

Health Care - 14.2%
Biotechnology - 3.2%
Gilead Sciences, Inc.	255,430	19,343,714

Pharmaceuticals - 11.0%
AstraZeneca PLC (Sponsored ADR)	170,500	6,536,970
Eli Lilly & Co.	39,080	4,128,802
Johnson & Johnson	67,940	9,150,838
Merck & Co., Inc.	166,530	11,422,293
Novo Nordisk A/S (Sponsored ADR)	96,110	4,725,729
Pfizer, Inc.	583,720	24,236,054
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	338,690	7,759,388

		67,960,074

		87,303,788

Financials - 12.9%
Banks - 6.3%
Bank of America Corp.	141,330	4,371,337
JPMorgan Chase & Co.	80,730	9,250,043
Wells Fargo & Co.	430,030	25,148,155

		38,769,535

Company	Shares	U.S. $ Value
Consumer Finance - 0.3%
Synchrony Financial	57,560	$1,822,925

Insurance - 6.3%
American International Group, Inc.	183,040	9,732,237
Everest Re Group Ltd.	45,660	10,183,093
Fidelity National Financial, Inc.	237,530	9,524,953
Old Republic International Corp.	362,660	8,043,799
Principal Financial Group, Inc.	28,000	1,545,320

		39,029,402

		79,621,862

Consumer Staples - 10.6%
Beverages - 1.4%
PepsiCo, Inc.	78,720	8,817,427

Household Products - 2.9%
Kimberly-Clark Corp.	83,950	9,699,583
Procter & Gamble Co. (The)	96,290	7,987,256

		17,686,839

Tobacco - 6.3%
Altria Group, Inc.	269,410	15,765,873
British American Tobacco PLC (Sponsored ADR)	196,920	9,526,990
Philip Morris International, Inc.	172,880	13,465,623

		38,758,486

		65,262,752

Consumer Discretionary - 10.2%
Auto Components - 0.4%
Magna International, Inc.-Class A	51,810	2,803,957

Automobiles - 2.1%
Ford Motor Co.	1,182,520	11,210,289
General Motors Co.	42,000	1,514,100

		12,724,389

Diversified Consumer Services - 0.3%
H&R Block, Inc.	59,000	1,596,540

Hotels, Restaurants & Leisure - 1.8%
International Game Technology PLC	266,430	5,605,687
Starbucks Corp.	103,190	5,515,506

		11,121,193

Media - 2.0%
Comcast Corp.-Class A	337,680	12,490,783

Multiline Retail - 1.1%
Target Corp.	76,610	6,703,375

Specialty Retail - 2.0%
Home Depot, Inc. (The)	40,770	8,185,393
Signet Jewelers Ltd.	61,980	3,979,116

		12,164,509

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	36,160	$3,331,421

		62,936,167

Industrials - 7.5%
Aerospace & Defense - 5.7%
Boeing Co. (The)	31,490	10,794,457
Lockheed Martin Corp.	47,330	15,165,005
Raytheon Co.	45,290	9,032,638

		34,992,100

Electrical Equipment - 1.8%
Eaton Corp. PLC	135,240	11,243,853

		46,235,953

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	65,000	7,699,900
Marathon Petroleum Corp.	122,430	10,074,765
Occidental Petroleum Corp.	20,000	1,597,400
Royal Dutch Shell PLC (Sponsored ADR) (a)	355,330	23,942,135

		43,314,200

Utilities - 5.1%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	171,560	12,305,999
Edison International	39,520	2,597,650

		14,903,649

Multi-Utilities - 2.7%
Dominion Energy, Inc.	22,000	1,556,940
NiSource, Inc.	377,110	10,208,368
Public Service Enterprise Group, Inc.	91,990	4,815,676

		16,580,984

		31,484,633

Materials - 2.8%
Chemicals - 2.8%
CF Industries Holdings, Inc.	41,520	2,156,964
LyondellBasell Industries NV-Class A	104,290	11,761,826
Mosaic Co. (The)	105,670	3,304,301

		17,223,091

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	96,780	3,091,153
Verizon Communications, Inc.	71,920	3,910,291

		7,001,444

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (b)	75,930	5,014,416

		12,015,860

Company	Shares	U.S. $ Value
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Mid-America Apartment Communities, Inc.	64,610	$6,691,012

Total Common Stocks (cost $474,873,003)		612,899,721

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $474,873,003)		612,899,721

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.87% (c)(d)(e) (cost $16,859,165)	16,859,165	16,859,165

Total Investments - 102.3% (cost $491,732,167) (f)		629,758,886
Other assets less liabilities - (2.3)%		(13,917,207)

Net Assets - 100.0%		$615,841,679

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,136,224 and gross unrealized depreciation of investments was $(13,109,505), resulting in net unrealized appreciation of $138,026,719.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund, Inc.

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$612,899,721		$	– 0	–	$	– 0	–	$612,899,721
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,859,165			– 0	–		– 0	–	16,859,165

Total Investments in Securities	629,758,886			– 0	–		– 0	–	629,758,886
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$629,758,886		$	– 0	–	$	– 0	–	$629,758,886

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,293	$131,004	$133,297	$0	$22
Government Money Market Portfolio*	30,121	240,443	253,705	16,859	228

Total	$32,414	$371,447	$387,002	$16,859	$250

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2018